Schedule of Investments(a)
November 30, 2024
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–96.69%
Advertising–0.52%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$57,000	$55,688
Aerospace & Defense–1.95%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	24,000	24,509
6.88%, 12/15/2030(b)	50,000	51,554
7.13%, 12/01/2031(b)	28,000	29,139
6.63%, 03/01/2032(b)	102,000	104,605
		209,807
Apparel Retail–1.29%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	93,000	81,881
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	63,000	57,033
		138,914
Application Software–0.96%
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	37,000	36,379
8.25%, 06/30/2032(b)	15,000	15,647
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	25,000	24,942
6.50%, 06/01/2032(b)	26,000	26,626
		103,594
Automobile Manufacturers–1.49%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	178,000	160,115
Automotive Parts & Equipment–4.15%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	74,000	77,710
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	117,000	111,395
PHINIA, Inc.,
6.75%, 04/15/2029(b)	78,000	80,160
6.63%, 10/15/2032(b)	27,000	27,221
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	150,000	150,789
		447,275
Automotive Retail–2.73%
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	52,000	52,717
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	75,000	78,496
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	118,000	109,448
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	51,000	53,286
		293,947
Broadcasting–0.39%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	5,000	5,321
Gray Television, Inc., 10.50%, 07/15/2029(b)	10,000	10,186
Principal Amount		Value
Broadcasting–(continued)
Paramount Global, 6.38%, 03/30/2062(c)	$6,000	$5,793
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	7,000	5,465
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	10,000	9,972
4.50%, 05/01/2029(b)	6,000	5,390
		42,127
Broadline Retail–0.48%
Macy’s Retail Holdings LLC,
6.70%, 07/15/2034(b)	17,000	14,702
4.50%, 12/15/2034	44,000	37,268
		51,970
Cable & Satellite–2.02%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/2030(b)	43,000	39,983
4.75%, 02/01/2032(b)	51,000	45,934
4.50%, 05/01/2032	28,000	24,761
4.25%, 01/15/2034(b)	63,000	52,580
EchoStar Corp.,
10.75%, 11/30/2029	30,000	32,478
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(d)	24,000	21,693
		217,429
Casinos & Gaming–4.11%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	183,183
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	181,489
Viking Cruises Ltd.,
5.88%, 09/15/2027(b)	27,000	26,836
9.13%, 07/15/2031(b)	48,000	52,000
		443,508
Commercial & Residential Mortgage Finance–0.74%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	77,000	79,511
Commodity Chemicals–0.97%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	104,000	104,988
Construction Machinery & Heavy Transportation Equipment– 0.74%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	78,000	79,991
Consumer Finance–2.01%
FirstCash, Inc., 6.88%, 03/01/2032(b)	77,000	78,605
Navient Corp.,
5.00%, 03/15/2027	38,000	37,521
9.38%, 07/25/2030	17,000	18,741
OneMain Finance Corp.,
6.63%, 05/15/2029	31,000	31,668
4.00%, 09/15/2030	56,000	50,375
		216,910
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Diversified Banks–0.53%
Citigroup, Inc., Series CC, 7.13%(c)(e)	$55,000	$56,721
Diversified Chemicals–0.62%
Celanese US Holdings LLC,
6.60%, 11/15/2028	17,000	17,609
6.95%, 11/15/2033	21,000	22,473
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	26,000	27,211
		67,293
Diversified Financial Services–5.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(c)	150,000	155,596
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	50,000	51,153
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	87,000	90,607
6.13%, 11/01/2032(b)	39,000	39,190
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	50,000	53,427
Macquarie Airfinance Holdings Ltd. (United Kingdom), 6.50%, 03/26/2031(b)	47,000	48,894
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	78,000	81,243
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	59,000	57,468
		577,578
Diversified Metals & Mining–0.48%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	51,000	51,501
Diversified REITs–0.49%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	50,000	53,162
Diversified Support Services–0.63%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	17,000	15,790
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	49,000	51,886
		67,676
Electric Utilities–3.97%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(c)	54,000	54,667
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (Spain), 6.38%, 02/15/2032(b)	50,000	50,089
Duke Energy Corp., 6.45%, 09/01/2054(c)	53,000	53,939
Entergy Corp., 7.13%, 12/01/2054(c)	51,000	52,435
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	22,000	22,020
5.00%, 07/31/2027(b)	37,000	36,686
7.75%, 10/15/2031(b)	149,000	158,407
		428,243
Principal Amount		Value
Electrical Components & Equipment–1.41%
EnerSys,
4.38%, 12/15/2027(b)	$30,000	$28,699
6.63%, 01/15/2032(b)	23,000	23,547
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	47,505
Vertiv Group Corp., 4.13%, 11/15/2028(b)	55,000	52,423
		152,174
Electronic Manufacturing Services–0.96%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	102,000	103,255
Environmental & Facilities Services–0.99%
GFL Environmental, Inc., 3.50%, 09/01/2028(b)	57,000	53,876
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	51,000	52,587
		106,463
Gold–0.48%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	51,000	51,661
Health Care Facilities–1.91%
Select Medical Corp., 6.25%, 12/01/2032(b)	50,000	50,134
Tenet Healthcare Corp., 6.75%, 05/15/2031	152,000	155,875
		206,009
Health Care REITs–0.79%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	79,000	74,290
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	16,000	10,458
		84,748
Health Care Services–2.50%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	16,000	15,766
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	27,000	26,153
8.00%, 12/15/2027(b)	24,000	24,100
5.25%, 05/15/2030(b)	30,000	25,628
4.75%, 02/15/2031(b)	35,000	28,446
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	44,000	45,387
DaVita, Inc., 6.88%, 09/01/2032(b)	51,000	52,712
Star Parent, Inc., 9.00%, 10/01/2030(b)	50,000	51,688
		269,880
Health Care Supplies–0.94%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	50,000	48,855
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	52,000	53,031
		101,886
Homebuilding–0.98%
KB Home, 4.80%, 11/15/2029	54,000	52,432
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Homebuilding–(continued)
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	$54,000	$52,744
		105,176
Hotel & Resort REITs–2.90%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	76,000	77,315
RLJ Lodging Trust L.P.,
3.75%, 07/01/2026(b)	27,000	26,296
4.00%, 09/15/2029(b)	58,000	52,995
Service Properties Trust,
5.50%, 12/15/2027	82,000	78,531
4.95%, 10/01/2029	17,000	13,879
4.38%, 02/15/2030	82,000	64,043
		313,059
Hotels, Resorts & Cruise Lines–1.65%
Carnival Corp., 6.00%, 05/01/2029(b)	51,000	51,221
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(b)	75,000	75,797
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	50,000	50,660
		177,678
Housewares & Specialties–0.47%
Newell Brands, Inc.,
6.38%, 05/15/2030	25,000	25,528
6.63%, 05/15/2032	25,000	25,501
		51,029
Independent Power Producers & Energy Traders–0.48%
Vistra Corp., Series C, 8.88%(b)(c)(e)	48,000	51,587
Industrial Machinery & Supplies & Components–1.71%
Enpro, Inc., 5.75%, 10/15/2026	52,000	52,126
ESAB Corp., 6.25%, 04/15/2029(b)	52,000	52,966
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	84,000	79,257
		184,349
Insurance Brokers–0.74%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 04/15/2028(b)	28,000	28,296
7.00%, 01/15/2031(b)	51,000	51,835
		80,131
Integrated Telecommunication Services–5.54%
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	200,000	213,106
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	10,000	11,237
11.00%, 11/15/2029(b)	14,000	15,925
10.50%, 05/15/2030(b)	10,000	11,025
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	53,000	53,539
7.72%, 06/04/2038	24,000	25,480
Windstream Services LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/2028(b)	26,000	26,226
8.25%, 10/01/2031(b)	27,000	28,211
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	$200,000	$213,000
		597,749
Interactive Media & Services–0.72%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	80,000	78,048
Investment Banking & Brokerage–1.48%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(c)(e)	50,000	52,445
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)	54,000	55,449
9.00%, 06/15/2030	52,000	51,654
		159,548
Leisure Facilities–1.21%
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	52,000	52,093
8.13%, 01/15/2029(b)	25,000	26,550
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	51,000	52,303
		130,946
Marine Transportation–1.23%
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	100,000	103,451
7.63%, 02/15/2031(b)	28,000	29,241
		132,692
Metal, Glass & Plastic Containers–0.71%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	52,000	52,308
OI European Group B.V., 4.75%, 02/15/2030(b)	27,000	24,652
		76,960
Mortgage REITs–0.09%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	10,000	10,172
Movies & Entertainment–0.48%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	58,000	51,314
Multi-line Insurance–0.49%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	52,000	53,099
Multi-Utilities–0.47%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(c)	50,000	50,166
Office REITs–0.51%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	56,000	55,300
Oil & Gas Drilling–2.07%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	53,000	53,313
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	51,000	53,404
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Oil & Gas Drilling–(continued)
Transocean, Inc., 8.75%, 02/15/2030(b)	$62,900	$65,573
Valaris Ltd., 8.38%, 04/30/2030(b)	50,000	50,959
		223,249
Oil & Gas Exploration & Production–2.20%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	80,000	83,027
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	11,000	10,475
8.38%, 11/01/2033(b)	27,000	28,544
7.25%, 02/15/2035(b)	39,000	38,206
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	75,000	77,261
		237,513
Oil & Gas Refining & Marketing–0.19%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	21,000	20,654
Oil & Gas Storage & Transportation–6.25%
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	77,000	77,992
8.88%, 04/15/2030	26,000	27,115
7.88%, 05/15/2032	50,000	50,435
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	101,000	104,161
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	18,000	16,807
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	25,000	25,627
8.38%, 02/15/2032(b)	27,000	27,656
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	76,000	78,882
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	52,000	52,962
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	10,000	10,458
8.38%, 06/01/2031(b)	25,000	26,366
9.88%, 02/01/2032(b)	85,000	94,575
9.00%(b)(c)(e)	77,500	80,364
		673,400
Other Specialized REITs–0.49%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	28,000	26,103
5.63%, 07/15/2032(b)	27,000	26,415
		52,518
Other Specialty Retail–0.98%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	49,000	51,285
6.75%, 07/01/2036	52,000	54,000
		105,285
Paper & Plastic Packaging Products & Materials–0.64%
LABL, Inc.,
5.88%, 11/01/2028(b)	20,000	17,904
8.63%, 10/01/2031(b)	27,000	25,480
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	26,000	25,935
		69,319
Principal Amount		Value
Passenger Airlines–1.96%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	$211,000	$210,838
Pharmaceuticals–1.04%
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	27,000	26,432
11.00%, 09/30/2028(b)	29,000	28,444
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	49,000	52,218
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	5,000	5,277
		112,371
Real Estate Development–0.47%
Greystar Real Estate Partners LLC, 7.75% (1 mo. Term SOFR + 2.75%), 09/01/2030(b)	48,000	50,851
Real Estate Services–0.51%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	51,000	55,129
Reinsurance–0.50%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(c)	56,000	53,877
Research & Consulting Services–0.50%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	55,000	53,403
Restaurants–0.99%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	53,000	53,099
Yum! Brands, Inc., 5.38%, 04/01/2032	55,000	54,017
		107,116
Security & Alarm Services–0.48%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	51,000	52,083
Specialized Consumer Services–0.98%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	114,000	105,404
Specialized Finance–0.25%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	27,000	27,250
Steel–0.49%
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(b)	40,000	40,253
6.25%, 10/01/2040	14,000	12,597
		52,850
Systems Software–0.48%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	53,000	51,857
Technology Hardware, Storage & Peripherals–0.95%
Seagate HDD Cayman, 9.63%, 12/01/2032	90,000	102,892
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Trading Companies & Distributors–4.82%
Air Lease Corp.,
Series B, 4.65%(c)(e)	$71,000	$69,494
Series C, 4.13%(c)(e)	30,000	28,346
Series D, 6.00%(c)(e)	5,000	4,959
Aircastle Ltd., 5.25%(b)(c)(e)	107,000	105,264
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	55,000	54,012
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	52,000	51,414
7.88%, 12/01/2030(b)	101,000	107,339
7.00%, 06/15/2032(b)	96,000	99,243
		520,071
Wireless Telecommunication Services–0.98%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(c)	117,000	105,122
Total U.S. Dollar Denominated Bonds & Notes (Cost $10,179,849)		10,426,079
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–1.15%(g)
Wireless Telecommunication Services–1.15%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b) (Cost $115,049)	EUR	125,000	$123,382
	Shares
Money Market Funds–0.54%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(h)(i)		20,595	20,595
Invesco Treasury Portfolio, Institutional Class, 4.53%(h)(i)		37,997	37,997
Total Money Market Funds (Cost $58,592)			58,592
TOTAL INVESTMENTS IN SECURITIES–98.38% (Cost $10,353,490)			10,608,053
OTHER ASSETS LESS LIABILITIES—1.62%			175,017
NET ASSETS–100.00%			$10,783,070
Investment Abbreviations:
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $8,525,812, which represented 79.07% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$182,963	$1,526,723	$(1,689,091)	$-	$-	$20,595	$3,883
Invesco Liquid Assets Portfolio, Institutional Class	130,715	525,148	(655,848)	1	(16)	-	1,767
Invesco Treasury Portfolio, Institutional Class	209,101	2,355,840	(2,526,944)	-	-	37,997	5,433
Total	$522,779	$4,407,711	$(4,871,883)	$1	$(16)	$58,592	$11,083

(i)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
01/27/2025	HSBC Bank USA	EUR	188,000	USD	199,760	$607

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$10,426,079	$—	$10,426,079
Non-U.S. Dollar Denominated Bonds & Notes	—	123,382	—	123,382
Money Market Funds	58,592	—	—	58,592
Total Investments in Securities	58,592	10,549,461	—	10,608,053
Other Investments - Assets*
Forward Foreign Currency Contracts	—	607	—	607
Total Investments	$58,592	$10,550,068	$—	$10,608,660

*	Unrealized appreciation.
Invesco SMA High Yield Bond Fund